CONSOLIDATED FINANCIAL STATEMENTS (Details 1) - Masisa Mexico Group [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement [Line Items]
Revenue	$ 138,803
Net loss	$ 995